Oct. 31, 2020
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND
Investment Objective
The investment objective of the North Square Altrinsic International Equity Fund (the “Fund”) is to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None
Redemption fee (as a percentage of amount redeemed)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.80%
Distribution and service (Rule 12b-1) fees		None
Other expenses[1]		0.71%
Shareholder servicing fee	0.05%
All other expenses	0.66%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses[2]		1.52%
Fees waived and/or expenses reimbursed		-0.54%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.98%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None
Redemption fee (as a percentage of amount redeemed)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.80%
Distribution and service (Rule 12b-1) fees		None
Other expenses[1]		0.71%
Shareholder servicing fee	0.05%
All other expenses	0.66%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses[2]		1.52%
Fees waived and/or expenses reimbursed		-0.54%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.98%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class I shares	$100	$371

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
In seeking to achieve the Fund’s investment objective, the Adviser has selected Altrinsic Global Advisors, LLC (the “Sub-Adviser”) to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in non-US equity securities (including common stock, preferred stock, and depositary receipts) of companies from at least three countries other than the United States. These countries may include emerging market countries, as defined by the World Bank, International Financial Corporation or the MSCI, Inc. emerging market indices or other comparable indices. The Fund considers a non-US equity security to be one if the issuing company of the security derives at least 50% of its revenue or profits from business outside the US or has at least 50% of its sales or assets outside the US, has their securities traded on non-US exchanges or that have securities that trade in the form of depositary receipts, or has been formed under the laws of non-US countries, including those of emerging markets.

The Fund’s Sub-Adviser employs a disciplined bottom-up approach to investment management based on an iterative four step investment process which includes (i) investment idea generation, (ii) fundamental company and industry analysis, (iii) portfolio management and (iv) risk management and control.

The Fund’s investment ideas are derived from two primary sources. The first source is a quantitative screening process to identify undervalued companies with either improving or stable return profiles. The second source is supported by step (ii) of the Fund’s investment process in which the Sub-Adviser performs an in-depth fundamental analysis of a prospective company’s attributes, including growth rate and profit potential. Once a company is identified as a potentially attractive candidate, step (ii) is finalized and risk factors, both internal and external, are identified for the company. An intrinsic valuation of the company is then determined. Ideas are then presented to the portfolio team for approval and possible investment by the Fund.

In step (iii), the Sub-Adviser constructs a portfolio from the approved companies that it believes to be the most attractive on the basis of risk adjusted returns.

Risk management, step (iv), is applied throughout the investment process by (a) primarily focusing on liquid securities, (b) fundamental security level return, accounting and risk analysis with an emphasis on cashflow and balance sheet as well as earnings quality analysis and (c) portfolio risk analytics which include third party risk tools as well as the Fund’s geography and industry cross sectional risk matrix.
Principal Risks of Investing
Risk is inherent in all investing including an investment in the Fund. An investment in the Fund involves certain principal risks, including, among others: Equity Risk, Large-Cap Company Risk, Market Risk, Foreign Investment Risk, Emerging Market Risk, Currency Risk, and Management and Strategy Risk. A summary description of these and other principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk.  Securities of companies with market capitalizations that are larger than small and mid cap companies may be susceptible to slower growth during times of economic expansion. They may be not be able to respond as quickly to economic changes, market innovation, or changes in consumer behavior.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance
No performance information is available for the Fund because it has not yet been in operation for a full calendar year, although performance of similarly managed accounts by the Sub-Adviser is provided below under “Management of the Funds – Performance of Similarly Managed Accounts – North Square Altrinsic International Equity Fund.”
NORTH SQUARE MCKEE BOND FUND
NORTH SQUARE MCKEE BOND FUND
Investment Objective
The investment objective of the North Square McKee Bond Fund (the “Fund”) is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg Barclays Intermediate Aggregate Bond Index (the “Index”), with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

		Class I Shares		Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None		None
Redemption fee (as a percentage of amount redeemed)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.24%		0.24%
Distribution and service (Rule 12b-1) fees		None		None
Other expenses[1]		0.58%		0.58%
Shareholder servicing fee	0.05%		0.05%
All other expenses	0.53%		0.53%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses[2]		0.83%		0.83%
Fees waived and/or expenses reimbursed		-0.53%		-0.35%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.30%		0.48%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class I Shares		Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None		None
Redemption fee (as a percentage of amount redeemed)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.24%		0.24%
Distribution and service (Rule 12b-1) fees		None		None
Other expenses[1]		0.58%		0.58%
Shareholder servicing fee	0.05%		0.05%
All other expenses	0.53%		0.53%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses[2]		0.83%		0.83%
Fees waived and/or expenses reimbursed		-0.53%		-0.35%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.30%		0.48%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class I shares	$31	$156
Class Y shares	$49	$193

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
In seeking to achieve the Fund’s investment objective, the Adviser has selected CSM Advisors, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed and floating rate investment grade securities. The Sub-Adviser seeks to create a portfolio of high quality and highly liquid securities that are intended to provide an above market yield. The Fund focuses on investments in fixed maturity and callable U.S. Government Agency securities and high quality corporate bonds (primarily A or better), agency mortgages and other investment grade securitized holdings, seeking to minimize the potential for loss of principal due to credit risk. The Sub-Adviser believes that these securities offer favorable yields relative to specific market risks. The Sub-Adviser typically diversifies among multiple security types that it believes provide the best risk/return profile over the long term. These securities include, among others, U.S. Treasury Inflation-Protected Securities, certificates of deposit, zero coupon callable agency bonds, and mortgage-backed and other asset-backed securities (including senior, first tranche collateralized loan obligations).

The Sub-Adviser seeks to consistently add value relative to the performance Index on both a nominal and risk-adjusted basis. Employing a primary focus on security selection, the Fund seeks to outperform across a range of plausible market scenarios while maintaining superior credit quality and liquidity. The Sub-Adviser’s methodology incorporates a bottom-up approach that is opportunistic, yet risk controlled. As noted above, the Sub-Adviser’s focus on active management of high quality and highly liquid securities is designed to mitigate credit and duration risk and provide enhanced portfolio diversification. Duration is a measure that relates the expected price volatility of a bond to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

The Sub-Adviser assesses a broad range of economic data to develop plausible market scenarios as inputs to portfolio construction. The Fund’s portfolio alpha is expected to result primarily from active security analysis and sector weighting decisions. The Fund’s holdings are focused on the largest and most liquid credit issuers as well as a broad array of government agency holdings to produce superior risk-adjusted returns and liquidity across market scenarios. The Sub-Adviser’s tactical approach to duration is employed as a tool primarily for principal preservation, typically operating within a 80% to 120% range versus the duration of the Index. The Index duration was 3.85 as of June 30, 2020. Portfolio holdings will have a maximum maturity or expected average life of 10 years or less.
Principal Risks of Investing
Risk is inherent in all investing including an investment in the Fund. An investment in the Fund involves certain principal risks, including, among others: Fixed Income Securities Risk, Interest Rate Risk, Benchmark Rate Risk, Market Risk, Credit Risk, Liquidity Risk, Duration Risk, Mortgage-Backed and Asset-Backed Securities Risk, Negative Convexity Risk, Government Obligations Risk and Management and Strategy Risk. A summary description of these and other principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have been at near historic lows.

Benchmark Rate Risk. Regulators and industry groups have recommended a transition away from the London Inter-bank Offered Rate (LIBOR) and other Inter-bank Offered Rates (IBORs), widely used as the benchmark for floating rate securities and derivatives, transitioning to central bank determined Risk Free Rates (RFRs). The abandonment of IBORs may have material impact on existing and future issue financial instruments which reference them until conversion to a new benchmark rate is implemented. The Secured Overnight Financing Rate (SOFR) has been designated the replacement benchmark rate for U.S. dollar denominated securities the fund may own. The transition of outstanding LIBOR-based instruments to the SOFR is currently expected to conclude between the end of 2021 and 2022.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Credit Risk. If an issuer or guarantor of a fixed rate or floating rate debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent.

Liquidity Risk. Certain debt obligations may be difficult or impossible to sell at the time and price that the Sub-Adviser would like to sell. The Sub-Adviser may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Duration Risk. Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Negative Convexity Risk. Negative convexity risk is the risk that debt obligations, including mortgage, asset backed debt obligations and other callable securities, will be paid off by the borrower more slowly or quickly than anticipated, increasing or decreasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent the Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance
No performance information is available for the Fund because it has not yet been in operation for a full calendar year, although performance of similarly managed accounts by the Sub-Adviser is provided below under “Management of the Funds – Performance of Similarly Managed Accounts – North Square McKee Bond Fund.”